CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.7%
COMMUNICATION SERVICES - 5.6%
Entertainment - 4.6%
Sea Ltd., ADR	230,670	$10,435,511	*
Spotify Technology SA	64,388	9,098,024	*
World Wrestling Entertainment Inc., Class A Shares	168,920	8,256,810
Zynga Inc., Class A Shares	1,820,810	10,961,276	*

Total Entertainment		38,751,621

Interactive Media & Services - 0.8%
Cargurus Inc.	187,845	6,696,674	*

Media - 0.2%
comScore Inc.	371,411	1,467,074	*

TOTAL COMMUNICATION SERVICES		46,915,369

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.2%
Fox Factory Holding Corp.	149,418	9,834,693	*

Hotels, Restaurants & Leisure - 0.3%
Luckin Coffee Inc., ADR	69,550	2,257,941	*

Internet & Direct Marketing Retail - 5.7%
Alibaba Group Holding Ltd., ADR	66,700	13,779,553	*
Expedia Group Inc.	98,042	10,632,655
MercadoLibre Inc.	29,852	19,791,876	*
RealReal Inc.	223,710	3,237,084	*

Total Internet & Direct Marketing Retail		47,441,168

Specialty Retail - 6.9%
Advance Auto Parts Inc.	91,727	12,085,032
Carvana Co.	164,664	13,049,622	*
Lowe’s Cos. Inc.	121,370	14,108,049
Ross Stores Inc.	167,301	18,769,499

Total Specialty Retail		58,012,202

Textiles, Apparel & Luxury Goods - 1.1%
Crocs Inc.	243,750	9,240,562	*

TOTAL CONSUMER DISCRETIONARY		126,786,566

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
Constellation Brands Inc., Class A Shares	46,331	8,724,127

Food & Staples Retailing - 2.5%
BJ’s Wholesale Club Holdings Inc.	560,650	11,504,538	*
Casey’s General Stores Inc.	60,035	9,657,230

Total Food & Staples Retailing		21,161,768

TOTAL CONSUMER STAPLES		29,885,895

See Notes to Schedule of Investments.

ClearBridge Select Fund 2020 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 2.9%
Banks - 1.1%
Bank of America Corp.	267,220	$8,772,832

Capital Markets - 1.8%
KKR & Co. Inc., Class A Shares	465,841	14,860,328

TOTAL FINANCIALS		23,633,160

HEALTH CARE - 13.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals Inc.	68,539	6,812,091	*
BioMarin Pharmaceutical Inc.	137,410	11,473,735	*
Ultragenyx Pharmaceutical Inc.	46,480	2,442,524	*

Total Biotechnology		20,728,350

Health Care Equipment & Supplies - 3.4%
Insulet Corp.	95,450	18,521,118	*
SmileDirectClub Inc.	706,550	9,460,705	*

Total Health Care Equipment & Supplies		27,981,823

Health Care Providers & Services - 1.7%
Surgery Partners Inc.	833,922	14,068,264	*

Health Care Technology - 0.4%
Livongo Health Inc.	154,551	3,733,952	*

Life Sciences Tools & Services - 5.1%
Bio-Rad Laboratories Inc., Class A Shares	36,379	13,129,909	*
PerkinElmer Inc.	107,215	9,915,243
Syneos Health Inc.	320,046	19,638,022	*

Total Life Sciences Tools & Services		42,683,174

TOTAL HEALTH CARE		109,195,563

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.4%
L3Harris Technologies Inc.	52,250	11,564,492

Building Products - 2.3%
Trex Co. Inc.	192,844	18,944,995	*

Commercial Services & Supplies - 2.6%
Copart Inc.	210,167	21,323,544	*

Electrical Equipment - 0.5%
GS Acquisition Holdings Corp., Class A Shares	341,520	4,234,848	*

Machinery - 0.7%
Tennant Co.	78,879	6,091,036

Road & Rail - 1.3%
Lyft Inc., Class A Shares	114,062	5,415,664	*
Uber Technologies Inc.	160,160	5,812,206	*

Total Road & Rail		11,227,870

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2020 Quarterly Report Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.9%
H&E Equipment Services Inc.	280,997	$7,617,829

TOTAL INDUSTRIALS		81,004,614

INFORMATION TECHNOLOGY - 37.2%
Electronic Equipment, Instruments & Components - 0.7%
nLight Inc.	347,430	6,104,345	*

IT Services - 10.9%
Cardtronics PLC, Class A Shares	344,171	15,487,695	*
InterXion Holding NV	147,170	12,808,205	*
Shopify Inc., Class A Shares	60,349	28,102,115	*
Visa Inc., Class A Shares	82,363	16,387,766
Wix.com Ltd.	125,173	17,860,936	*

Total IT Services		90,646,717

Software - 22.8%
Adobe Inc.	48,596	17,063,999	*
Cornerstone OnDemand Inc.	279,560	16,438,128	*
Datadog Inc., Class A Shares	96,980	4,481,446	*
DocuSign Inc.	251,099	19,713,783	*
Dynatrace Inc.	196,090	6,139,578	*
FireEye Inc.	540,073	8,630,367	*
ForeScout Technologies Inc.	323,898	9,234,332	*
Fortinet Inc.	169,354	19,536,677	*
HubSpot Inc.	48,460	8,768,352	*
Medallia Inc.	85,620	2,416,196	*
New Relic Inc.	166,404	10,984,328	*
Qualys Inc.	116,860	10,019,576	*
ServiceNow Inc.	81,909	27,704,081	*
Sprout Social Inc., Class A Shares	547,418	11,238,492	*
Varonis Systems Inc.	95,860	8,019,648	*
Yext Inc.	611,116	9,130,073	*

Total Software		189,519,056

Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc.	75,661	23,417,836

TOTAL INFORMATION TECHNOLOGY		309,687,954

MATERIALS - 1.2%
Construction Materials - 1.2%
Summit Materials Inc., Class A Shares	436,510	9,590,125	*

See Notes to Schedule of Investments.

ClearBridge Select Fund 2020 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Outfront Media Inc.		360,110	$10,709,672
SBA Communications Corp.		92,211	23,012,177

Total Equity Real Estate Investment Trusts (REITs)			33,721,849

Real Estate Management & Development - 1.2%
CBRE Group Inc., Class A Shares		161,441	9,855,973	*

TOTAL REAL ESTATE			43,577,822

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $627,638,504)			780,277,068

	RATE
SHORT-TERM INVESTMENTS - 5.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	36,487,179	36,487,179
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	9,121,795	9,121,795	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $45,608,974)			45,608,974

TOTAL INVESTMENTS - 99.2% (Cost - $673,247,478)			825,886,042
Other Assets in Excess of Liabilities - 0.8%			6,710,950

TOTAL NET ASSETS - 100.0%			$832,596,992

*	Non-income producing security.
(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $9,121,795 and the cost was $9,121,795 (Note 2).

Abbreviation used in this schedule:

ADR — American Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (0.7)%
COMMON STOCKS - (0.7)%
COMMUNICATION SERVICES - (0.4)%
Media - (0.4)%
Omnicom Group Inc.	(37,060)	$(2,790,988)

INFORMATION TECHNOLOGY - (0.3)%
Software - (0.3)%
Mastercard Inc., Class A Shares	(8,370)	(2,644,418)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(5,038,712))		$(5,435,406)

‡	Percentages indicated are based on net assets.

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2020 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Select Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$780,277,068	—	—	$780,277,068
Short-Term Investments†	45,608,974	—	—	45,608,974

Total Investments	$825,886,042	—	—	$825,886,042

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†	$5,435,406	—	—	$5,435,406

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value At October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$21,872,874	21,872,874	$12,751,079	12,751,079	—	$21,556	—	$9,121,795

8